June 19, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       AlphaMark Investment Trust, File Nos. 333-152045 and 811-22213

Dear Sir/Madam:

On behalf of AlphaMark Investment Trust, an Ohio business trust (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 22 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to revise the principal investment strategy and risk disclosures, to reflect the fact that the Board has approved the removal of the 80% policy in connection with the change in investment strategy, and to change the name of the AlphaMark Large Cap Growth Fund to the “AlphaMark Fund” (the “Fund”). We hereby request that the staff of the Securities and Exchange Commission (“SEC”) selectively review the disclosure contained in the Amendment that relates to the Fund.

If you have any questions, please contact Cassandra Borchers at (513) 352-6632.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

Cassandra.Borchers@ThompsonHine.com Fax: 513.241.4771 Phone: 513.352.6632